Vessels, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Property, Plant and Equipment [Line Items]
Beginning balance	$ 4,389,868
Ending balance	4,575,031
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	5,359,878
Additions/ (Depreciation)	456,878
Disposals/ Impairment/ Transfers to owned vessels	(190,097)
Ending balance	5,626,659
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(970,010)
Additions/ (Depreciation)	(113,600)
Disposals/ Impairment/ Transfers to owned vessels	31,982
Ending balance	(1,051,628)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,389,868
Additions/ (Depreciation)	343,278
Disposals/ Impairment/ Transfers to owned vessels	(158,115)
Ending balance	4,575,031
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,883,853
Additions/ (Depreciation)	408,800
Disposals/ Impairment	(97,351)
Ending balance	5,195,302
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(924,547)
Additions/ (Depreciation)	(106,434)
Disposals	19,904
Ending balance	(1,011,077)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,959,306
Additions/ (Depreciation)	302,366
Disposals/ Impairment	(77,447)
Ending balance	4,184,225
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	476,025
Additions/ (Depreciation)	48,078
Transfers to owned vessels	(92,746)
Ending balance	431,357
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(45,463)
Additions/ (Depreciation)	(7,166)
Transfers to owned vessels	12,078
Ending balance	(40,551)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	430,562
Additions/ (Depreciation)	40,912
Transfers to owned vessels	(80,668)
Ending balance	$ 390,806